Other Financial Assets	6 Months Ended
Jun. 30, 2023
Other Financial Assets
Other Financial Assets

12.Other Financial Assets

Other financial assets are as follows:

In € thousand	June 30, 2023	December 31, 2022
Security deposits	3,451	3,386
Total non-current financial assets	3,451	3,386
Fixed term deposits	60,094	19,987
Security deposits	109	2,594
Total current other financial assets	60,203	22,581

Lilium has placed part of its liquidity in fixed term deposits with a remaining term of more than 3 months to gain a better return on the surplus liquidity. During the period ended June 30, 2023, €20,139 thousand (June 30, 2022: €79,849 thousand) cash was received from matured deposits. The Group invested €60,000 thousand into new fixed-term deposits (December 31, 2022: €20,000 thousand). There was €338 thousand recognized from interest income (June 30, 2022: €359 thousand interest expense), while there was an increase in Expected Credit Losses of €92 thousand (June 30, 2022: decrease of €105 thousand). As of June 30, 2023, the Group held €60,094 thousand (December 31, 2022: €19,987 thousand) in fixed-term deposits.